Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - Fair Value, Measurements, Recurring [Member] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		¥ 1,204,406		¥ 1,312,009
Total gains (losses) for the period included in earnings, Assets		(15,987)		(6,159)
Total gains (losses) for the period included in other comprehensive income, Assets		(14,861)		(35,818)
Purchases, Assets		1,032,375		682,830
Issues, Assets		(1,518)		(2,968)
Sales, Assets		(285,183)		(148,768)
Settlements, Assets		(664,655)		(620,883)
Transfers into Level 3, Assets	[1]	34,613		98,498
Transfers out of Level 3, Assets	[1]	(61,899)		(74,335)
Level 3 assets, Ending balance		1,227,291		1,204,406
Change in unrealized gains (losses) included in earnings for assets still held at period end		(35,905)		(1,099)
Level 3 liabilities, Beginning balance		28,432		(9,821)
Total gains (losses) for the period included in earnings, Liabilities		4,508		(24,383)
Total gains (losses) for the period included in other comprehensive income, Liabilities		(2,005)		17,155
Purchases, Liabilities
Issues, Liabilities		6,601		4,062
Sales, Liabilities
Settlements, Liabilities		(27,824)		(30,214)
Transfers into Level 3, Liabilities	[1]	1,056		59,635
Transfers out of Level 3, Liabilities	[1]	(31,290)		(2,458)
Level 3 liabilities, Ending balance		(25,528)		28,432
Change in unrealized gains (losses) included in earnings for liabilities still held at period end		35,010		(15,362)
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 liabilities, Beginning balance		28,432		(9,821)
Total gains (losses) for the period included in earnings, Liabilities	[2]	4,508		(24,383)
Total gains (losses) for the period included in other comprehensive income, Liabilities		(2,005)		17,155
Issues, Liabilities		6,601		4,062
Settlements, Liabilities		(27,824)		(30,214)
Transfers into Level 3, Liabilities	[1]	1,056		59,635
Transfers out of Level 3, Liabilities	[1]	(31,290)		(2,458)
Level 3 liabilities, Ending balance		(25,528)		28,432
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	[2]	35,010		(15,362)
Trading Account Assets, Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	[3]	799,493		879,946
Total gains (losses) for the period included in earnings, Assets	[3],[4]	(25,944)		(3,062)
Purchases, Assets	[3]	702,402		375,549
Sales, Assets	[3]	(281,927)		(143,806)
Settlements, Assets	[3]	(376,333)		(315,002)
Transfers into Level 3, Assets	[1],[3]	34,986		58,409
Transfers out of Level 3, Assets	[1],[3]	(25,184)		(52,541)
Level 3 assets, Ending balance	[3]	827,493		799,493
Change in unrealized gains (losses) included in earnings for assets still held at period end	[3],[4]	(26,391)		8,227
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total gains (losses) for the period included in earnings, Assets		(4)		(1,209)
Purchases, Assets		1,079
Settlements, Assets				(10,106)
Transfers into Level 3, Assets	[1]			11,315
Transfers out of Level 3, Assets	[1]	(1,075)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance				2,467
Total gains (losses) for the period included in earnings, Assets				84
Sales, Assets				(2,551)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		1,836		57,470
Total gains (losses) for the period included in earnings, Assets		720		(5,273)
Purchases, Assets		107,685		49,631
Sales, Assets		(107,157)		(49,342)
Settlements, Assets		(1,064)		(50,638)
Transfers out of Level 3, Assets	[1]	(973)		(12)
Level 3 assets, Ending balance		1,047		1,836
Change in unrealized gains (losses) included in earnings for assets still held at period end		(2)		83
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		25,521		98,236
Total gains (losses) for the period included in earnings, Assets		(6,424)		(2,783)
Purchases, Assets		3,170		2,802
Sales, Assets		(533)		(6,659)
Settlements, Assets		(10,391)		(60,640)
Transfers into Level 3, Assets	[1],[5]	34,885		47,094
Transfers out of Level 3, Assets	[1],[5]	(23,136)		(52,529)
Level 3 assets, Ending balance		23,092		25,521
Change in unrealized gains (losses) included in earnings for assets still held at period end		(6,377)		107
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		47,914		23,540
Total gains (losses) for the period included in earnings, Assets		1,014		(5,036)
Purchases, Assets				38,086
Settlements, Assets		(7,787)		(8,676)
Level 3 assets, Ending balance		41,141		47,914
Change in unrealized gains (losses) included in earnings for assets still held at period end		829		(4,304)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		654,814		630,247
Total gains (losses) for the period included in earnings, Assets		(21,124)		9,437
Purchases, Assets		576,668		281,792
Sales, Assets		(172,324)		(85,254)
Settlements, Assets		(353,397)		(181,408)
Level 3 assets, Ending balance		684,637		654,814
Change in unrealized gains (losses) included in earnings for assets still held at period end		(19,387)		11,761
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		35,552		35,944
Total gains (losses) for the period included in earnings, Assets		(2,102)		(392)
Level 3 assets, Ending balance		33,450		35,552
Change in unrealized gains (losses) included in earnings for assets still held at period end		(2,102)		(393)
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		33,856		32,042
Total gains (losses) for the period included in earnings, Assets		1,976		2,110
Purchases, Assets		13,800		3,238
Sales, Assets		(1,913)
Settlements, Assets		(3,694)		(3,534)
Transfers into Level 3, Assets	[1]	101
Level 3 assets, Ending balance		44,126		33,856
Change in unrealized gains (losses) included in earnings for assets still held at period end		648		973
Trading Account Assets, Trading Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		37,245		31,254
Total gains (losses) for the period included in earnings, Assets	[4]	3,912		(2,305)
Total gains (losses) for the period included in other comprehensive income, Assets		520		(847)
Purchases, Assets		1,367		1,274
Issues, Assets		(1,518)		(2,968)
Settlements, Assets		(23,699)		(13,573)
Transfers into Level 3, Assets	[1]	(466)		31,839
Transfers out of Level 3, Assets	[1]	(5,242)		(7,429)
Level 3 assets, Ending balance		12,119		37,245
Change in unrealized gains (losses) included in earnings for assets still held at period end	[4]	(9,055)		(7,768)
Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		28,551		38,213
Total gains (losses) for the period included in earnings, Assets		(4,730)		(1,942)
Total gains (losses) for the period included in other comprehensive income, Assets		(42)		(457)
Issues, Assets				(2)
Settlements, Assets		(8,810)		(6,704)
Transfers into Level 3, Assets	[1]	(2,433)		4,170
Transfers out of Level 3, Assets	[1]	2,060		(4,727)
Level 3 assets, Ending balance		14,596		28,551
Change in unrealized gains (losses) included in earnings for assets still held at period end		(3,908)	[4]	(909)
Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		14,858		1,235
Total gains (losses) for the period included in earnings, Assets		(2,434)		(14,291)
Total gains (losses) for the period included in other comprehensive income, Assets		294		15
Purchases, Assets		26		524
Issues, Assets				(20)
Settlements, Assets		(67)		1,035
Transfers into Level 3, Assets	[1]	1,996		29,126
Transfers out of Level 3, Assets	[1]	(7,937)		(2,766)
Level 3 assets, Ending balance		6,736		14,858
Change in unrealized gains (losses) included in earnings for assets still held at period end		1,713		(12,420)
Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(6,312)		(7,915)
Total gains (losses) for the period included in earnings, Assets		12,518		12,917
Total gains (losses) for the period included in other comprehensive income, Assets		272		(376)
Purchases, Assets		687		147
Issues, Assets		(1,154)		(1,529)
Settlements, Assets		(17,302)		(8,155)
Transfers into Level 3, Assets	[1]	(29)		(1,465)
Transfers out of Level 3, Assets	[1]	635		64
Level 3 assets, Ending balance		(10,685)		(6,312)
Change in unrealized gains (losses) included in earnings for assets still held at period end		(5,446)		3,572
Trading Account Assets, Trading Derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		370		(345)
Total gains (losses) for the period included in earnings, Assets		30		1,397
Total gains (losses) for the period included in other comprehensive income, Assets		(4)		(12)
Purchases, Assets		654		603
Issues, Assets		(364)		(1,417)
Settlements, Assets		(3)		144
Level 3 assets, Ending balance		683		370
Change in unrealized gains (losses) included in earnings for assets still held at period end		116		2,050
Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(222)		66
Total gains (losses) for the period included in earnings, Assets		(1,472)		(386)
Total gains (losses) for the period included in other comprehensive income, Assets				(17)
Settlements, Assets		2,483		107
Transfers into Level 3, Assets	[1]			8
Level 3 assets, Ending balance		789		(222)
Change in unrealized gains (losses) included in earnings for assets still held at period end		(1,530)		(61)
Investment Securities, Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		337,526		375,274
Total gains (losses) for the period included in earnings, Assets	[6]	4,831		(3,504)
Total gains (losses) for the period included in other comprehensive income, Assets		(15,344)		(35,082)
Purchases, Assets		319,092		300,765
Sales, Assets		(163)		(268)
Settlements, Assets		(264,616)		(292,198)
Transfers into Level 3, Assets	[1]	93		6,835
Transfers out of Level 3, Assets	[1]	(30,759)		(14,296)
Level 3 assets, Ending balance		350,660		337,526
Change in unrealized gains (losses) included in earnings for assets still held at period end	[6]	(167)		(419)
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		20,099		20,941
Total gains (losses) for the period included in other comprehensive income, Assets		(186)		(1,099)
Purchases, Assets		621		999
Settlements, Assets		(342)		(742)
Level 3 assets, Ending balance		20,192		20,099
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		36,932		23,595
Total gains (losses) for the period included in earnings, Assets		150		22
Total gains (losses) for the period included in other comprehensive income, Assets		(43)		(463)
Purchases, Assets		521		26,222
Sales, Assets		(52)		(268)
Settlements, Assets		(805)		(6,086)
Transfers into Level 3, Assets	[1],[5]	93		6,835
Transfers out of Level 3, Assets	[1],[5]	(30,759)		(12,925)
Level 3 assets, Ending balance		6,037		36,932
Change in unrealized gains (losses) included in earnings for assets still held at period end		(167)		(419)
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		15		15
Level 3 assets, Ending balance		15		15
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		2,971		3,764
Total gains (losses) for the period included in other comprehensive income, Assets		4		(282)
Settlements, Assets		(545)		(511)
Level 3 assets, Ending balance		2,430		2,971
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		116,919		158,281
Total gains (losses) for the period included in earnings, Assets		4,681		(3,526)
Total gains (losses) for the period included in other comprehensive income, Assets		(9,605)		(26,651)
Purchases, Assets		306,680		250,156
Settlements, Assets		(257,503)		(259,970)
Transfers out of Level 3, Assets	[1]			(1,371)
Level 3 assets, Ending balance		161,172		116,919
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		160,590		168,678
Total gains (losses) for the period included in other comprehensive income, Assets		(5,514)		(6,587)
Purchases, Assets		11,270		23,388
Sales, Assets		(111)
Settlements, Assets		(5,421)		(24,889)
Level 3 assets, Ending balance		160,814		160,590
Investment Securities, Other Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		26,292		24,689
Total gains (losses) for the period included in earnings, Assets		1,640	[6]	2,432	[2]
Purchases, Assets		3,930		4,012
Sales, Assets		(2,782)		(4,662)
Settlements, Assets		(7)		(110)
Transfers out of Level 3, Assets	[1]	(714)		(69)
Level 3 assets, Ending balance		28,359		26,292
Change in unrealized gains (losses) included in earnings for assets still held at period end		300	[6]	(1,270)	[2]
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		3,850		846
Total gains (losses) for the period included in earnings, Assets		(426)	[7]	280	[2]
Total gains (losses) for the period included in other comprehensive income, Assets		(37)		111
Purchases, Assets		5,584		1,230
Sales, Assets		(311)		(32)
Transfers into Level 3, Assets	[1]			1,415
Level 3 assets, Ending balance		8,660		3,850
Change in unrealized gains (losses) included in earnings for assets still held at period end		¥ (592)	[7]	¥ 131	[2]

[1]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.
[2]	Included in Trading account profits (losses)-net.
[3]	Includes Trading securities measured under the fair value option.
[4]	Included in Trading account profits (losses)-net and in Foreign exchange gains (losses)-net.
[5]	Transfers into (out of) Level 3 for corporate bonds were caused by the decrease (increase) in liquidity or the availability of the quoted prices provided by third-party venders.
[6]	Included in Investment securities gains-net.
[7]	Included in Other non-interest income.